Summary of Significant Accounting Policies - Summary of Applicable Exchange Rates Used to Translate Financial Statements (Details)	3 Months Ended	6 Months Ended						12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 EUR (€) bond	Jun. 30, 2023 EUR (€) USD ($)	Jun. 30, 2023 EUR (€) CHF (SFr)	Jun. 30, 2022 EUR (€) USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2022 EUR (€) USD ($)
Disclosure of voluntary change in accounting policy [abstract]
Average foreign exchange rate	0.9847	1		1.0866	0.9788	1.0387	1	1.0666
ClosingForeignExchangeRateUSDEuro		€ 0.92030	€ 0.92030	€ 0.92030	€ 0.92030	€ 0.96274
ClosingForeignExchangeRateCHFEuro		1.02166	€ 1.02166	€ 1.02166	€ 1.02166
AverageForeignExchangeRateUSDEuro		0.92515				€ 0.91494
AverageForeignExchangeRateCHFEuro		1.01462
Non Current Assets By Geographical		59,308,000						€ 57,081,000
Disclosure of intangible assets with indefinite useful life [table]
Non Current Assets By Geographical		59,308,000						57,081,000
Number of segment | bond			1
FRANCE
Disclosure of voluntary change in accounting policy [abstract]
Non Current Assets By Geographical		15,719,000						12,923,000
Disclosure of intangible assets with indefinite useful life [table]
Non Current Assets By Geographical		15,719,000						12,923,000
SWITZERLAND
Disclosure of voluntary change in accounting policy [abstract]
Non Current Assets By Geographical		43,589,000						44,158,000
Disclosure of intangible assets with indefinite useful life [table]
Non Current Assets By Geographical		€ 43,589,000						€ 44,158,000